Schedule of Invtestments (unaudited)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.4%
iShares Core U.S. Aggregate Bond ETF(a)	23,688	$2,313,844

Total Investment Companies
(Cost: $2,383,112)		2,313,844

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(b)	60,000	60,000

Total Short-Term Securities — 2.5%
(Cost: $60,000)		60,000

Total Investments in Securities — 96.9%
(Cost: $2,443,112)		2,373,844

Other Assets Less Liabilities — 3.1%		76,136

Net Assets — 100.0%		$2,449,980
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$30,000	(a)	$—	$—	$—	$60,000	60,000	$1,122	$—
iShares Core U.S. Aggregate Bond ETF	2,285,951	78,889		(118,339)	(2,609)	69,952	2,313,844	23,688	51,281	—
					$(2,609)	$69,952	$2,373,844		$52,403	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3.23%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/11/33	USD	5	$233	$—	$233
3.20%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/06/42	USD	5	330	—	330
								$563	$—	$563

OTC Inflation Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$21	$—	$21

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
July 31, 2023

OTC Inflation Swaps (continued)

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	315	$2,385	$—	$2,385
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	47	855	—	855
								$3,261	$—	$3,261

Centrally Cleared Inflation Swaps

					Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
3.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/24	USD	271	$484	$502	$(18)
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	276	1	275
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	USD	250	(2,613)	2	(2,615)
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	(104)	—	(104)
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	USD	52	(168)	—	(168)
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	330	1	329
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	39	—	39
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	24	—	24
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	15	10	(45)	55
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	19	—	19
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	(192)	—	(192)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	926	19	907
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	535	1	534
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	215	—	215
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	10	—	10
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	4,308	27	4,281
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	11	1	10
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	47	—	47
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	3,032	3	3,029
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	1,190	1	1,189
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	4,786	(620)	5,406
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	361	—	361

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
July 31, 2023

Centrally Cleared Inflation Swaps (continued)

					Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	$584	$(214)	$798
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	710	1	709
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,838	(325)	2,163
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	157	—	157
							$16,815	$(645)	$17,460

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,313,844	$—	$—	$2,313,844
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$2,373,844	$—	$—	$2,373,844
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$23,818	$—	$23,818
Interest Rate Contracts	—	563	—	563
Liabilities
Inflation Linked Contracts	—	(3,097)	—	(3,097)
	$—	$21,284	$—	21,284

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
July 31, 2023

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate

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